Convertible Preferred Stock, Common Stock and Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of Convertible Preferred Stock Authorized, Issued and Outstanding
The following table summarizes details of convertible preferred stock authorized, issued and outstanding as of June 30, 2021 and December 31, 2020:

	June 30, 2021
(in thousands, except for share counts)	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,579,656	4.7523	83,431	83,544

Total convertible preferred stock	113,419,184	113,083,557		$137,952	$138,331

	December 31, 2020
(in thousands, except for share counts)	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,483,909	4.7523	82,976	83,089

Total convertible preferred stock	113,419,184	112,987,810		$137,497	$137,876

The following table summarizes details of convertible preferred stock authorized, issued and outstanding as of December 31, 2020 and 2019:

	December 31, 2020
		Share Issued	Issuance	Net
(in thousands, except for share counts)	Shares Authorized	and Outstanding	Price Per Share	Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,483,909	4.7523	82,976	83,089

Total convertible preferred stock	113,419,184	112,987,810		$137,497	$137,876

	December 31, 2019
		Share Issued	Issuance	Net
(in thousands, except for share counts)	Shares Authorized	and Outstanding	Price Per Share	Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,336,616	4.7523	82,276	82,389

Total convertible preferred stock	113,419,184	112,840,517		$136,797	$137,176

Summary of Common Stock Reserved for Future Issuance
The Company has reserved the following shares of common stock for future issuance:

	June 30, 2021	December 31, 2020
Common stock options outstanding	18,399,068	19,420,305
Shares available for issuance under the plan	3,322,966	4,649,322
Convertible preferred stock outstanding	113,083,557	112,987,810
Warrants to purchase Series D convertible preferred stock	19,990	115,737
Common stock warrants outstanding	—	190,000

Total shares of authorized common stock reserved for future issuance	134,825,581	137,363,174

The Company has reserved the following shares of common stock for future issuance:

	December 31,
	2020	2019
Common stock options outstanding	19,420,305	13,162,473
Shares available for issuance under the plan	4,649,322	2,823,610
Convertible preferred stock outstanding	112,987,810	112,840,517
Warrants to purchase Series D convertible preferred stock	115,737	263,030
Common stock warrants outstanding	190,000	190,000

Total shares of authorized common stock reserved for future issuance	137,363,174	129,279,630